Property and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Balance, at beginning of the period	$ 337,058
Balance, at end of the period	195,592	$ 337,058
Gross carrying amount
Property and equipment
Balance, at beginning of the period	993,816	788,585
Additions	21,290	205,231
Disposals	(46,855)
Balance, at end of the period	968,251	993,816
Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(656,758)	(492,847)
Depreciation for the year	143,402	163,911
Disposals	27,501
Balance, at end of the period	(772,659)	(656,758)
Right-of-use asset
Property and equipment
Balance, at beginning of the period	144,570
Balance, at end of the period	80,586	144,570
Right-of-use asset | Gross carrying amount
Property and equipment
Balance, at beginning of the period	341,238	200,319
Additions		140,919
Balance, at end of the period	341,238	341,238
Right-of-use asset | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(196,668)	(143,577)
Depreciation for the year	63,984	53,091
Balance, at end of the period	(260,652)	(196,668)
Equipment
Property and equipment
Balance, at beginning of the period	88,087
Balance, at end of the period	42,307	88,087
Equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	219,809	171,864
Additions		47,945
Disposals	(46,855)
Balance, at end of the period	172,954	219,809
Equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(131,722)	(94,961)
Depreciation for the year	26,426	36,761
Disposals	27,501
Balance, at end of the period	(130,647)	(131,722)
Leasehold improvements
Property and equipment
Balance, at beginning of the period	29,696
Balance, at end of the period		29,696
Leasehold improvements | Gross carrying amount
Property and equipment
Balance, at beginning of the period	237,248	237,248
Balance, at end of the period	237,248	237,248
Leasehold improvements | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(207,552)	(156,712)
Depreciation for the year	29,696	50,840
Balance, at end of the period	(237,248)	(207,552)
Office equipment
Property and equipment
Balance, at beginning of the period	26,509
Balance, at end of the period	21,207	26,509
Office equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	66,864	66,864
Balance, at end of the period	66,864	66,864
Office equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(40,355)	(33,728)
Depreciation for the year	5,302	6,627
Balance, at end of the period	(45,657)	(40,355)
Computer equipment
Property and equipment
Balance, at beginning of the period	48,196
Balance, at end of the period	51,492	48,196
Computer equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	128,657	112,290
Additions	21,290	16,367
Balance, at end of the period	149,947	128,657
Computer equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(80,461)	(63,869)
Depreciation for the year	17,994	16,592
Balance, at end of the period	$ (98,455)	$ (80,461)